ACCOUNTS AND NOTE RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts and note receivable, net consisted of the following:

	As of December 31,
	2024	2025
Accounts and note receivable	$686,597	$878,291
Less: allowance for credit loss	(45,819)	(57,390)
Total	$640,778	$820,901